SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cumulative Effect of the Changes Made to the Company Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses	$ 510	$ 644
Operating lease ROU assets	5,259
Prepaid land leases	16,224	16,599
Operating lease liabilities	1,673
Operating lease liabilities	3,180
Previously Reported [Member] | Accounting Standards Update 2016-02 [Member]
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses		644
Operating lease ROU assets		0
Prepaid land leases		16,599
Operating lease liabilities		0
Operating lease liabilities		0
Restatement Adjustment [Member] | Accounting Standards Update 2016-02 [Member]
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses	(406)	(363)
Operating lease ROU assets	5,259	5,903
Prepaid land leases	0	0
Operating lease liabilities	(1,673)	(1,862)
Operating lease liabilities	(3,180)	(3,678)
Restated [Member] | Accounting Standards Update 2016-02 [Member]
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses		281
Operating lease ROU assets		5,903
Prepaid land leases		16,599
Operating lease liabilities		(1,862)
Operating lease liabilities		$ (3,678)
As Reported [Member] | Accounting Standards Update 2016-02 [Member]
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses	510
Operating lease ROU assets	5,259
Prepaid land leases	16,224
Operating lease liabilities	(1,673)
Operating lease liabilities	(3,180)
LegacyGAAP [Member] | Accounting Standards Update 2016-02 [Member]
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses	916
Operating lease ROU assets	0
Prepaid land leases	16,224
Operating lease liabilities	0
Operating lease liabilities	$ 0